Segment Information - Schedule of Net Sales by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383	$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327	$ 5,369,022	$ 5,363,046
Janitorial, foodservice and breakroom supplies (JanSan) [Member]
Segment Reporting Information [Line Items]
Net sales									1,324,051	1,453,425	1,475,379
Technology products [Member]
Segment Reporting Information [Line Items]
Net sales									1,216,103	1,348,404	1,356,342
Traditional office products [Member]
Segment Reporting Information [Line Items]
Net sales									745,719	830,856	841,654
Industrial supplies [Member]
Segment Reporting Information [Line Items]
Net sales									589,857	562,485	588,578
Cut sheet paper [Member]
Segment Reporting Information [Line Items]
Net sales									414,989	403,090	346,969
Automotive [Member]
Segment Reporting Information [Line Items]
Net sales									324,060	316,546	279,966
Office furniture [Member]
Segment Reporting Information [Line Items]
Net sales									268,484	299,180	321,295
Freight and other [Member]
Segment Reporting Information [Line Items]
Net sales									$ 154,064	$ 155,036	$ 152,863